UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WAMU Partners
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:  28-6936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Attorney-in-Fact for WAMU Partners (1)
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham                    Fort Worth, Texas   May 12, 1999

(1) A power of attorney authorizing W. R. Cotham, et al., to act on behalf of WAMU Partners with respect to Form 13F matters previously has been filed with the Commission.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $304,446 (thousands)


List of Other Included Managers:
NONE



                                        FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE    SHARES/    SH/ PUT/   INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS   CUSIP     (X$1000)    PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE  SHARED  NONE
--------------------------    --------  -----     --------  -------   --- ----  --------  --------     ----    ------  ----
WASHINGTON MUTUAL,INC.      COM   939322103 304446    7448209  SH     SOLE         7448209